Long-Term Indebtedness (Narrative) (Details) Share data in Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2011 Land Buildings And Lease Receivables Collateralized [Member] USD ($)	Mar. 31, 2011 Land Buildings And Lease Receivables Collateralized [Member] JPY (¥)	Mar. 31, 2010 Land Buildings And Lease Receivables Collateralized [Member] USD ($)	Mar. 31, 2010 Land Buildings And Lease Receivables Collateralized [Member] JPY (¥)	Mar. 31, 2011 1.10%, Straight Bonds, Payable in Yen, Due March 2012 [Member]	Mar. 31, 2011 1.39%, Straight Bonds, Payable in Yen, Due March 2014 [Member]	Mar. 31, 2011 2.08%, Straight Bonds, Payable in Yen, Due March 2019 [Member]	Mar. 31, 2011 0.57%, straight bonds, payable in yen, due June 2015 in yen, due June 2015 [Member]	Mar. 31, 2011 0.88%, straight bonds, payable in yen, due June 2017 [Member]	Mar. 31, 2011 1.30%, Straight Bonds, Payable in Yen, Due December 2010 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 6.75%, Straight Bonds, Payable in Yen, Due December 2025 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 7.30%, Straight Bonds, Payable in Yen, Due November 2027 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 1.47%, Straight Bonds, Payable in Yen, Due April 2014 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due January 2014 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] JPY (¥)	Dec. 31, 2006 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] JPY (¥)	Mar. 31, 2011 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] USD ($)	Mar. 31, 2011 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] JPY (¥)	Mar. 31, 2010 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] JPY (¥)
Bond interest rate					1.10%	1.39%	2.08%	0.57%	0.88%	1.30%	7.30%	1.47%	0.61%	0.61%
Secured loans	$ 8,675,000,000	¥ 720,000,000	$ 165,096,000	¥ 13,703,000,000													$ 7,627,000	¥ 633,000,000	¥ 7,252,000,000
Euro yen zero coupon convertible bonds, issued																¥ 55,275
Conversion price of convertible debt, per share															¥ 2,800
Conversion of debt, shares issued															793